INCOME TAX AND SOCIAL CONTRIBUTION - Deferred tax assets realization (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	R$ (2,753,185)	R$ (5,743,750)
2023
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(623,753)
2024
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(692,457)
2025
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(849,815)
2026
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(997,075)
After 2027
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	409,915
Eletrobras
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(427,390)
Eletrobras | After 2027
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(427,390)
CGT Eletrosul
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	1,463,378
CGT Eletrosul | 2023
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	192,589
CGT Eletrosul | 2024
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	180,538
CGT Eletrosul | 2025
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	109,743
CGT Eletrosul | 2026
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(27,666)
CGT Eletrosul | After 2027
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	1,008,174
Furnas
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(2,165,094)
Furnas | 2023
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(842,101)
Furnas | 2024
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(898,755)
Furnas | 2025
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(919,144)
Furnas | 2026
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(919,144)
Furnas | After 2027
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	1,414,050
Chesf
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(588,229)
Chesf | 2023
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	36,902
Chesf | 2024
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	36,902
Chesf | 2025
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	8,037
Chesf | 2026
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	7,470
Chesf | After 2027
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(677,540)
Eletropar
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(9,327)
Eletropar | 2023
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(3,109)
Eletropar | 2024
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(3,109)
Eletropar | 2025
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(3,109)
Eletronorte
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(1,026,523)
Eletronorte | 2023
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(8,034)
Eletronorte | 2024
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(8,033)
Eletronorte | 2025
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(45,342)
Eletronorte | 2026
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(57,735)
Eletronorte | After 2027
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	R$ (907,379)